BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
BUSINESS COMBINATION

NOTE 3 – BUSINESS COMBINATION

As discussed in Note 1, on December 1, 2023, the Company consummated the business combination pursuant to the merger agreement. The business combination was accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, Proof Acquisition Corp I or PACI, who was the legal acquirer, was treated as the “acquired” company for financial reporting purposes. Accordingly, the business combination was treated as the equivalent of Legacy Volato issuing stock for the net assets of PACI, accompanied by a recapitalization.

Upon the closing, holders of Legacy Volato common stock received shares of Common Stock of Volato Group, Inc. in an amount determined by application of the exchange ratio of approximately 1.01508 (the “exchange ratio”), prior to the effect of the 1-25 Reverse Stock Split. For periods prior to the business combination, the reported share and per share amounts have been retroactively converted by applying the exchange ratio. The consolidated assets, liabilities and results of operations prior to the business combination are those of Legacy Volato.

In connection with the business combination, approximately $5.7 million of transaction related expenses and other costs were incurred.

The following table reconciles the elements of the business combination to the consolidated statement of cash flows and the consolidated statement of changes in equity:

(In thousands)	Year Ended December 31, 2023
Cash - PACI trust and cash (net of redemptions)	$19,081
Gross Proceeds	$19,081
Less Transaction related expenses and other costs	(6,898)
Less Net liabilities assumed from PACI	(1,722)
Net proceeds from the business combination	$10,461

The number of shares of Common Stock outstanding immediately following the closing was as follows:

Class A Common Stock
PACI public shareholders	70,696
PACI’s sponsors	275,343
Company’s employees	378
Legacy Volato shareholders (1)	297,397
Legacy Volato Series Preferred investors	477,924
Total shares of Common Stock immediately after closing	1,121,738

(1)	The number of Legacy Volato shares was determined from the shares of Legacy Volato shares outstanding immediately prior to the closing converted at the exchange ratio of approximately 1.01508.